LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT.
Long-term debt

16.       LONG-TERM DEBT

Convertible Senior Notes

On September 24, 2012, the Company issued USD180 million in aggregate principle amount of 0.5% Convertible Senior Notes due September 15, 2017 (the “Notes”) at par. The Notes may be converted, under certain circumstances, based on an initial conversion rate of 51.7116 American depository shares (“ADS”) per USD1,000 principal amount of the Notes (which represents an initial conversion price of USD19.34 per ADS).

The net proceeds to the Company from the issuance of the Notes were USD175 million. The Company pays cash interest at an annual rate of 0.5% on the Notes, payable semi-annually in arrears on March 15 and September 15 of each year, beginning March 15, 2013. Debt issuance costs were USD5.4 million and are being amortized to interest expense to the first put date of the Notes (September 15, 2015).

The Notes are general senior unsecured obligations and rank (1) senior in right of payment to any of the Company’s future indebtedness that is expressly subordinated in right of payment to the Notes, (2) equal in right of payment to any of the Company’s future indebtedness and other liabilities of the Company that are not so subordinated, (3) junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all future indebtedness incurred by the Company’s subsidiaries and their other liabilities (including trade payables).

Concurrently with the issuance of the Notes, the Company purchased a call option (“Purchased Call Option”) and sold warrants (“Sold Warrants”). The separate Purchased Call Option and Sold Warrants are structured to reduce the potential future economic dilution associated with the conversion of the Notes and to increase the initial conversion price to USD26.37 per ADS. Each of these components is discussed separately below:

Purchase Call Option

Counterparty agreed to sell to the Company up to approximately 9.3 million shares of the Company’s ADS, which is the number of ADS initially issuable upon conversion of the Notes in full, at a price of USD19.34 per ADS. The Purchased Call Option will be settled in ADSs and will terminate upon the maturity date of the Notes. Settlement of the Purchased Call Option in ADSs, based on the number of ADSs issued upon conversion of the Notes, on the expiration date would result in the Company receiving shares equivalent to the number of shares issuable by the Company upon conversion of the Notes. Should there be an early unwind of the Purchased Call Option, the number of ADSs potentially received by the Company will depend upon 1) the then existing overall market conditions, 2) the Company’s stock price, 3) the volatility of the Company’s stock, and 4) the amount of time remaining before expiration of the convertible note hedge.

Sold Warrants

The Company received USD26.6 million from the same counterparty from the sale of warrants to purchase up to approximately 9.3 million shares of the Company’s ADS at an exercise price of USD26.37 per ADS. The warrants had an expected life of 5 years and expire on September 15, 2017. At expiration, the Company may, at its option, elect to settle the warrants on a net share basis. As of December 31, 2012, the warrants had not been exercised and remained outstanding.

Evaluation thattransactions should be viewed as a single unit:

In accordance with ASC 815-10-15, the Company concluded that the offering of the Notes, Purchased Call Option and the Issued Warrants (1) do not entail the same risks as the Notes involve interest, credit and equity risks, whereas the Purchased Call Option and Issued Warrants transaction was intended to reduce the equity dilution risk for the Company and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the Notes, as such required that the purchased call option is an American style option which is physical settled whereas the warrant is a European style instrument that allows net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the Notes, Purchased Call Option and Issued Warrants transactions should be accounted for as separate transactions.

The Company has accounted for the Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the Notes is measured by the cash received. As of December 31, 2012, RMB1.1 billion (USD180 million) is accounted as the value of the Notes in long-term debt.

The key terms of the Notes are as follows:

Redemption

Contingent redemption option

The Notes are not redeemable prior to the maturity date of September 15, 2017, except as described below. The holders of the Notes (the “Holders”) have a non-contingent option to require the Company to repurchase for cash all or any portion of their Notes on September 15, 2015. The repurchase price will equal 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date. If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date.The Holders have the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed The Company believes that the likelihood of occurrence of events considered a the fundamental change is remote.

The contingent redemption option is assessed in accordance with ASC 815-15-25-42. The contingent redemption option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the Notes holder would recover all of their initial investment. Additionally, since the Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

Non-contingent redemption option

On or after September 15, 2015 (after year 3), the Holders have the right to require the issuer to redeem, at 100% of the loan’s principal amount plus accrued and unpaid interest, in which circumstance the Holders would recover substantially all of their initial investment.

Since the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their Notes in integral multiples of USD1,000 principle amount at an initial conversion rate of USD19.34 per ADS, at any time prior to the maturity date of September 15, 2017. Upon conversion of the Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change (as defined in the Indenture), the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.Assessment of Beneficial Conversion Feature and Contingent Beneficial Conversion Feature:

As the conversion options are not bifurcated, the Company has assessed the beneficial conversion feature (“BCF”), as of commitment date as defined in ASC 470-20. There was no BCF attribute to the Notes as the set conversion price for the Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent BCF using a measurement date upon issuance of the Notes, upon occurrence of such adjustment. The settlement of the conversion is based on a make-whole provision resulting from a fundamental change, this feature is consistent with ASC 815-40-55-46 (example 19), therefore the Company concludes that this feature is also considered indexed to its own stock.

Accounting for Debt Issuance Costs:

The debt issuance costs were recorded as deferred issuance costs and are amortized as interest expense, using the effective interest method, over the term of the Notes pursuant to ASC 835-30-35-2.

Accounting for Purchased Call Option:

In accordance with ASC 815-10-15-83, the Purchased Call Option meets the definition of a derivative instrument. However, the scope exception in accordance with ASC 815-10-15-74 applies to the Purchased Call Option as it is indexed to its own stock, and the Purchased Call Option meets the requirements of ASC 815 and would be classified in stockholders’ equity, therefore, the cost paid for Purchased Call Option was accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Accounting for Issued Warrants:

The Company assessed that the Issued Warrants are not liabilities within scope of ASC 480-10-25. The Issued Warrants are legally detachable from the Notes and Purchased Call Option and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to Warrants and it meets the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the Warrants was initially accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.